HARTFORD LEADERS EPIC (SERIES I/IR)                             FILE NO. 333-104356
HARTFORD LEADERS EPIC PLUS (SERIES I/IR)                        FILE NO. 333-105254
HARTFORD LEADERS EPIC OUTLOOK (SERIES I/IR)                     FILE NO. 333-105270
HARTFORD LEADERS (SERIES I/IR)                                  FILE NO. 333-69475
HARTFORD LEADERS SOLUTION (SERIES I/IR)                         FILE NO. 333-69475
HARTFORD LEADERS ELITE (SERIES I/IR)                            FILE NO. 333-69475
HARTFORD LEADERS ACCESS (SERIES I/IR)                           FILE NO. 333-70153
HARTFORD LEADERS EDGE (SERIES I/IR)                             FILE NO. 333-68463
HARTFORD LEADERS PLUS (SERIES I/IR)                             FILE NO. 333-91927
HARTFORD LEADERS ELITE PLUS (SERIES I/IR)                       FILE NO. 333-91927
HARTFORD LEADERS SOLUTION PLUS (SERIES I/IR)                    FILE NO. 333-91927
HARTFORD LEADERS OUTLOOK (SERIES I/IR)                          FILE NO. 333-40414
HARTFORD LEADERS ELITE OUTLOOK (SERIES I/IR)                    FILE NO. 333-40414
HARTFORD LEADERS SOLUTION OUTLOOK (SERIES I/IR)                 FILE NO. 333-40414
HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES I/IR)               FILE NO. 333-40414
CLASSIC HARTFORD LEADERS OUTLOOK (SERIES I/IR)                  FILE NO. 333-40414
HARTFORD LEADERS VISION (SERIES I/IR)                           FILE NO. 333-36138

                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 14, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

             SUPPLEMENT DATED NOVEMBER 14, 2006 TO YOUR PROSPECTUS

AIM V.I. DEMOGRAPHIC TRENDS FUND MERGER:

On November 6, 2006, all assets of AIM V.I. Demographic Trends Fund were transferred into AIM V.I. Capital Appreciation Fund, and shareholders of the AIM V.I. Demographic Trends Fund now own shares of AIM V.I. Capital Appreciation Fund.

As a result, if any of your Contract Value was invested in the AIM V.I. Demographic Trends Fund Sub-Account, that Contract Value was merged into the AIM V.I. Capital Appreciation Fund Sub-Account.

All references and information contained in the prospectus related to the AIM V.I. Demographic Trends Fund Sub-Account has been deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6054